Goodwill by Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended								12 Months Ended						12 Months Ended						12 Months Ended														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gross goodwill		Dec. 31, 2011 Gross goodwill		Dec. 31, 2012 Accumulated impairment losses	Dec. 31, 2011 Accumulated impairment losses		Dec. 31, 2010 Accumulated impairment losses	Dec. 31, 2012 Net goodwill		Dec. 31, 2011 Net goodwill		Mar. 31, 2013 Carrier Services	Dec. 31, 2012 Carrier Services	Dec. 31, 2011 Carrier Services Gross goodwill	Dec. 31, 2012 Carrier Services Gross goodwill	Dec. 31, 2012 Carrier Services Accumulated impairment losses	Dec. 31, 2011 Carrier Services Accumulated impairment losses		Dec. 31, 2010 Carrier Services Accumulated impairment losses	Dec. 31, 2011 Carrier Services Net goodwill	Dec. 31, 2012 Carrier Services Net goodwill	Mar. 31, 2013 Enterprise Services	Dec. 31, 2012 Enterprise Services	Dec. 31, 2012 Enterprise Services Gross goodwill	Dec. 31, 2011 Enterprise Services Gross goodwill		Dec. 31, 2010 Enterprise Services Gross goodwill	Dec. 31, 2012 Enterprise Services Net goodwill	Dec. 31, 2011 Enterprise Services Net goodwill		Dec. 31, 2010 Enterprise Services Net goodwill	Mar. 31, 2013 Information Services	Dec. 31, 2012 Information Services	Dec. 31, 2012 Information Services Gross goodwill		Dec. 31, 2011 Information Services Gross goodwill		Dec. 31, 2012 Information Services Net goodwill		Dec. 31, 2011 Information Services Net goodwill
Goodwill [Line Items]
Beginning Balance	$ 572,178	$ 572,178	$ 572,178	$ 668,253	[1]	$ 218,253		$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 574,651	[1]	$ 124,651		$ 128,753	$ 128,753	$ 202,055	$ 222,355	$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 108,453	$ 128,753	$ 16,198	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 427,227	$ 427,227	$ 429,700	[1]			$ 429,700	[1]
Acquisitions						450,302								450,302				20,602						20,602																429,700				429,700
Adjustments				(2,473)		(302)						(2,473)		(302)				(302)						(302)														(2,473)				(2,473)
Ending Balance	$ 572,178	$ 572,178	$ 572,178	$ 665,780		$ 668,253	[1]	$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 572,178		$ 574,651	[1]	$ 128,753	$ 128,753	$ 222,355 [1]	$ 222,355	$ (93,602)	$ (93,602)	[1]	$ (93,602)	$ 128,753 [1]	$ 128,753	$ 16,198	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 16,198	$ 16,198	[1]	$ 16,198	$ 427,227	$ 427,227	$ 427,227		$ 429,700	[1]	$ 427,227		$ 429,700	[1]

[1]	Balance as originally reported at December 31, 2011, prior to the reflection of measurement period adjustments.